ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 9 - ACCRUED EXPENSES

Accrued expenses are as follows:

	September 30,	December 31,
	2022	2021
Research contract expenses (note 13)	$381,862	$193,537
Payroll (note 12)	759,833	557,937
Payroll taxes (note 12)	153,552	199,582
Investor Relation firm fees (note 13)	98,000	584,000
Professional fees	115,451	144,377
Other Expenses	61,222	5,976
Total	$1,569,920	$1,685,409

NOTE 8 – ACCRUED EXPENSES

Accrued expenses are as follows:

	December 31,
	2021	2020
Professional fees	$144,377	$173,095
Investor Relations fees	584,000	528,000
Payroll taxes	199,582	148,899
Payroll	557,937	—
Research contract expenses	193,537	105,052
Other expenses	5,976	5,802
Total	$1,685,409	$960,848